Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net
Schedule of property, plant and equipment, net

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Buildings and improvements	655,923,713	653,961,713	95,075,805
Machinery	943,742,391	888,973,826	129,242,890
Office equipment and furnishing	1,468,593	1,468,593	213,510
Motor vehicles	1,715,958	1,496,611	217,584
Total cost	1,602,850,655	1,545,900,743	224,749,789
Total accumulated depreciation	(838,181,436)	(955,605,318)	(138,930,067)
Construction in progress	1,386,729	11,634,637	1,691,494
Total property, plant, and equipment, net	766,055,948	601,930,062	87,511,216